Employee Benefit Obligations - Life Expectancies for Defined Benefit Pension Plans (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21 years 9 months 18 days	22 years 3 months 18 days
Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 7 months 6 days	24 years
Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 6 months	24 years
Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 2 months 12 days	25 years 8 months 12 days
North America | Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	22 years
North America | Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 4 months 24 days
North America | Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 4 months 24 days
North America | Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24 years 9 months 18 days
United Kingdom | Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 4 months 24 days
United Kingdom | Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24 years 10 months 24 days
United Kingdom | Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 4 months 24 days
United Kingdom | Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	27 years
Western Continental Europe | Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21 years 1 month 6 days
Western Continental Europe | Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24 years 2 months 12 days
Western Continental Europe | Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23 years 4 months 24 days
Western Continental Europe | Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	26 years
Other | Current pensioners (at age 65) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	20 years 3 months 18 days
Other | Current pensioners (at age 65) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 1 month 6 days
Other | Future pensioners (current age 45) – male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	20 years 3 months 18 days
Other | Future pensioners (current age 45) – female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25 years 1 month 6 days